(LOSSES)/GAINS ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 24, 2018
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	$ (38,796,000)	$ 8,106,000	$ 7,796,000
Unrealized foreign exchange (gains)/losses	(941,000)	995,000	(3,657,000)
Amortization of debt guarantee (see note 25)	2,065,000	503,000	0
Financing arrangement fees and other costs	(531,000)	(1,363,000)	(527,000)
Losses on repurchase of 2012 High-Yield Bonds	0	0	(6,327,000)
Other financial items, net	675,000	(592,000)	(15,363,000)
(Losses)/gains on derivatives and other financial items, net	(38,121,000)	7,514,000	(7,567,000)
Derivative liability	36,167,000	8,753,000
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	(43,746,000)	(1,455,000)	12,073,000
Earn-Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	0	7,400,000	(441,000)
Cross Currency Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	0	0	3,718,000
Interest rate cash flow hedge gain (loss) reclassified to earnings, net			(5,000,000.0)
Net Interest Income (Expense) within Derivative Financial Instruments | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments	4,950,000	2,161,000	(7,554,000)
Other Non-Operating Expense
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized foreign exchange (gains)/losses	82,000	(837,000)	(378,000)
Capital lease obligation and related Restricted Cash
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized foreign exchange (gains)/losses	(941,000)	1,105,000	(659,000)
High-Yield Bonds
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized foreign exchange (gains)/losses	0	0	(3,103,000)
Losses on repurchase of 2012 High-Yield Bonds	0	0	(7,876,000)
Premium paid on repurchase of 2012 High-Yield Bonds	0	0	(2,820,000)
Foreign currency transaction gain (loss), realized			$ (2,900,000)
Common Stock
Component of Other Income (Expense), Nonoperating [Line Items]
Distribution amount per share (in dollars per share)				$ 0.4042
Carrying Value | Level 2 | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Derivative liability	36,167,000	$ 8,753,000
Carrying Value | Level 2 | Earn-Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Derivative liability	$ 0